SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Schedule of significant effects of the restatement due to the acquisition of majority ownership interests in TS-Retail, Metro-Telecom and Sistema Telecom, entities under common control of Sistema

	As previously reported	Effect of entities acquired from Sistema	Eliminations	As restated
As of December 31, 2009:
Total current assets	$4,394,956	$29,348	$(22,976)	$4,401,328
Property, plant and equipment, net	7,745,331	5,286	—	7,750,617
Intangible assets, net	2,235,831	2,278	—	2,238,109
Investments	1,159,012	—	(30,192)	1,128,820
Other non-current assets	245,615	—	—	245,615

Total assets	15,780,745	36,912	(53,168)	15,764,489

Total current liabilities	4,257,933	74,234	(53,132)	4,279,035
Total long-term liabilities	7,037,482	—	—	7,037,482

Total liabilities	11,295,415	74,234	(53,132)	11,316,517

Redeemable noncontrolling interest	82,261	—	—	82,261
Shareholders' equity attributable to the Group	3,376,950	(32,242)	(36)	3,344,672
Nonredeemable noncontrolling interests	1,026,119	(5,080)	—	1,021,039

Total equity	$4,403,069	$(37,322)	$(36)	$4,365,711

For the year ended December 31, 2009:
Net operating revenue	$9,823,542	$95,910	$(52,199)	$9,867,253
Net operating income	2,547,567	8,301	17	2,555,885
Income before provision for income taxes and noncontrolling interests	1,494,730	4,393	17	1,499,140
Net income	990,775	3,301	17	994,093
Net income attributable to the Group	1,004,479	9,707	17	1,014,203
EPS, basic and diluted, U.S. Dollars	0.53			0.54
For the year ended December 31, 2008:
Net operating revenue	$11,900,934	$122,187	$(30,498)	$11,992,623
Net operating income	3,647,336	(19,845)	(245)	3,627,246
Income before provision for income taxes and noncontrolling interests	2,930,059	(24,214)	(245)	2,905,600
Net income	2,187,178	(25,653)	(245)	2,161,280
Net income attributable to the Group	2,000,119	(20,767)	(245)	1,979,107
EPS, basic and diluted, U.S. Dollars	1.04			1.03

Schedule of significant legal entities

		December 31,
	Accounting method	2010	2009
Sibintertelecom	Consolidated	100.0%	100.0%
Dagtelecom	Consolidated	100.0%	100.0%
Russian Telephone Company ("RTC")	Consolidated	100.0%	100.0%
Evrotel	Consolidated	100.0%	100.0%
MTS Ukraine(1)	Consolidated	100.0%	100.0%
Uzdunrobita	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
MTS Bermuda(3)	Consolidated	100.0%	100.0%
Multiregion	Consolidated	100.0%	—
K-Telecom	Consolidated	80.0%	80.0%
Comstar-UTS	Consolidated	73.3%	64.0%
Metro-Telecom	Consolidated	95.0%	—
MTS International	Consolidated	VIE	—
Sistema Telecom	Consolidated	100.0%	—
TS-Retail	Consolidated/Equity	96.0%	34.6%
MTS Belarus	Equity	49.0%	49.0%
Intellect Telecom	Equity	22.5%	—
(1)
Legal entity Ukrainian Mobile Communications was renamed to MTS Ukraine in 2010.
(2)
Represents beneficial ownership.
(3)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

Schedule of expected useful life of property, plant and equipment

Mobile telecommunications equipment	4 - 12 years
Fixed line telecommunications equipment	7 - 31 years
Leasehold improvements	Lesser of estimated useful life and lease term (1 - 10 years)
Buildings and constructions	20 - 94 years
Other fixed assets	3 - 25 years

Schedule of estimated average subscriber lives

Mobile subscribers	1 - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years